Valuation and Qualifying Accounts	12 Months Ended
Sep. 30, 2011
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts
VALUATION AND QUALIFYING ACCOUNTS
(In thousands)

			Valuation Allowances
			on Net
	Accounts Receivable		Deferred Tax
	Allowances		Assets

Balance as of October 1, 2008	$34,564		$76,481
Charged to costs and expenses	1,436		22,756	(1)
Charged to revenue	3,768		—
Charged to other accounts	3,397	(2)	—
Deductions	(33,287	) (4)	(16,457	) (3)

Balance as of September 30, 2009	9,878		82,780
Charged to costs and expenses	2,710		18,344	(5)
Charged to revenue	1,329		—
Charged to other accounts	1,503	(7)	15,601	(6)
Deductions	(3,992)		(9,982	) (8)

Balance as of September 30, 2010	11,428		106,743
Charged to costs and expenses	7,602		24,372	(9)
Charged to revenue	2,132		—
Charged to other accounts	1,488	(11)	16,685	(10)
Deductions	(7,084)		(9,964	)(12)

Balance as of September 30, 2011	$15,566		$137,836

(1)	Valuation allowances on deferred tax assets incurred during fiscal 2009.

(2)	Acquired as part of a 2009 small acquisition.

(3)	$3,481 of valuation allowances on deferred tax assets incurred primarily in connection with 2006 and 2008 acquisitions was released through goodwill, $7,172 of valuation allowances on deferred tax assets was written off against the related deferred tax assets, the remaining deductions in the valuation allowances on net deferred tax assets were released to earnings.

(4)	Primarily attributable to a settlement with a customer in which the allowances were written off against the related accounts receivable.

(5)	Valuation allowances on deferred tax assets incurred during fiscal 2010.

(6)	Includes valuation allowances on deferred tax assets incurred in connection with 2010 small acquisitions.

(7)	Acquired as part of 2010 small acquisitions.

(8)	$5,060 of valuation allowances on deferred tax assets were written off against the related deferred tax assets, and the remaining deductions in the valuation allowances on net deferred tax assets were released to earnings.

(9)	Valuation allowances on deferred tax assets incurred during fiscal 2011.

(10)	Includes valuation allowances on deferred tax assets incurred in connection with 2011 small acquisition.

(11)	Acquired as part of 2011 small acquisition.

(12)	$4,060 of valuation allowances on deferred tax assets were written off against the related deferred tax assets, and the remaining deductions in the valuation allowances on net deferred tax assets were released to earnings.